Leases - Summary of Future Minimum Lease Payments for Operating Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
2020	¥ 44,430
2021	47,130
2022	39,540
2023	32,359
2024	7,668
Total undiscounted lease payment	171,127
Less: imputed interest	(16,994)
Total lease liabilities	¥ 154,133	¥ 160